Equity (Schedule of Changes in AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		$ 19,370	$ 16,840
Beginning balance		17,142
Ending balance		22,048	19,370
Ending balance		20,107	17,142
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		12,224	11,865
Ending balance		13,047	12,224
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		8,495	7,687
Ending balance		8,865	8,495
Deferred Gains and Losses on Derivatives-Hedging Activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(302)	(280)
Other comprehensive income before reclassifications: gains (losses)		30	8
Amounts reclassified from AOCI: (gains) losses	[1]	102	(29)
Net current period other comprehensive income (loss)		132	(21)
Cumulative-effect of changes in accounting principle		(64)
Less other comprehensive income (loss) attributable to noncontrolling interest		1	1
Ending balance		(235)	(302)
Deferred Gains and Losses on Derivatives-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(12)	(8)
Other comprehensive income before reclassifications: gains (losses)		1	(5)
Amounts reclassified from AOCI: (gains) losses	[1]	1	1
Net current period other comprehensive income (loss)		2	(4)
Cumulative-effect of changes in accounting principle		(3)
Ending balance		(13)	(12)
Deferred Gains and Losses on Derivatives-Hedging Activities | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(23)	(24)
Other comprehensive income before reclassifications: gains (losses)		(16)	6
Amounts reclassified from AOCI: (gains) losses	[1]	19	(4)
Net current period other comprehensive income (loss)		3	2
Cumulative-effect of changes in accounting principle		(5)
Less other comprehensive income (loss) attributable to noncontrolling interest			1
Ending balance		(25)	(23)
Unrealized Gains and Losses on Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		747	569
Other comprehensive income before reclassifications: gains (losses)		(18)	215
Amounts reclassified from AOCI: (gains) losses	[1]	5	(37)
Net current period other comprehensive income (loss)		(13)	178
Cumulative-effect of changes in accounting principle		(732)
Ending balance		2	747
Unrealized Gains and Losses on Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		74	54
Other comprehensive income before reclassifications: gains (losses)			24
Amounts reclassified from AOCI: (gains) losses	[1]		(4)
Net current period other comprehensive income (loss)			20
Cumulative-effect of changes in accounting principle		(73)
Ending balance		1	74
Unrecognized Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,101)	(1,082)
Other comprehensive income before reclassifications: gains (losses)		(215)	(69)
Amounts reclassified from AOCI: (gains) losses	[1]	78	50
Net current period other comprehensive income (loss)		(137)	(19)
Cumulative-effect of changes in accounting principle		(227)
Ending balance		(1,465)	(1,101)
Unrecognized Pension and Other Postretirement Benefit Costs | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(75)	(99)
Other comprehensive income before reclassifications: gains (losses)		(52)	20
Amounts reclassified from AOCI: (gains) losses	[1]	4	4
Net current period other comprehensive income (loss)		(48)	24
Cumulative-effect of changes in accounting principle		(21)
Ending balance		(144)	(75)
Other Comprehensive Loss From Equity Method Investee
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(3)	(6)
Other comprehensive income before reclassifications: gains (losses)		1	3
Net current period other comprehensive income (loss)		1	3
Ending balance		(2)	(3)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(659)	(799)
Beginning balance		(659)	(799)
Other comprehensive income before reclassifications: gains (losses)		(202)	157
Amounts reclassified from AOCI: (gains) losses	[1]	185	(16)
Net current period other comprehensive income (loss)		(17)	141
Cumulative-effect of changes in accounting principle		(1,023)
Less other comprehensive income (loss) attributable to noncontrolling interest		1	1
Ending balance		(1,700)	(659)
Ending balance		(1,700)	(659)
Accumulated Other Comprehensive Income (Loss) | Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		62	46
Beginning balance		62	46
Other comprehensive income before reclassifications: gains (losses)		1	19
Amounts reclassified from AOCI: (gains) losses	[1]	1	(3)
Net current period other comprehensive income (loss)		2	16
Cumulative-effect of changes in accounting principle		(76)
Ending balance		(12)	62
Ending balance		(12)	62
Accumulated Other Comprehensive Income (Loss) | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(98)	(123)
Beginning balance		(98)	(123)
Other comprehensive income before reclassifications: gains (losses)		(68)	26
Amounts reclassified from AOCI: (gains) losses	[1]	23
Net current period other comprehensive income (loss)		(45)	26
Cumulative-effect of changes in accounting principle		(26)
Less other comprehensive income (loss) attributable to noncontrolling interest			1
Ending balance		(169)	(98)
Ending balance		$ (169)	$ (98)

[1]	See table below for details about these reclassifications.